Stock Options and Warrants - Summary of Outstanding Warrants Related to Warrant Transactions (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 31, 2013	Jul. 31, 2013	Mar. 12, 2013	Jan. 22, 2013	Dec. 31, 2011
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance	44,983,988	3,500,000	6,569,550
Warrants, Issued		64,983,988
Warrants, Exchanged	(37,221,488)
Warrants, Exercised		(16,954,822)
Warrants, Forfeited/Cancelled		(6,545,178)	(3,069,550)
Number of Shares, Outstanding, Ending balance	7,762,500	44,983,988	3,500,000
Weighted Average Exercise Price, Outstanding, Beginning balance				$ 0.25	$ 0.15	$ 0.20	$ 0.20
Weighted Average Exercise Price, Outstanding, Ending balance				$ 0.25	$ 0.15	$ 0.20	$ 0.20
Series A Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance		1,600,000						1,600,000
Warrants, Forfeited/Cancelled		(1,600,000)
Number of Shares, Outstanding, Ending balance								1,600,000
Series B Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance		300,000						300,000
Warrants, Forfeited/Cancelled		(300,000)
Number of Shares, Outstanding, Ending balance								300,000
Series A Common Stock [Member]
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance	36,554,822
Warrants, Issued		36,754,822
Warrants, Exchanged	(36,554,822)
Warrants, Exercised		(200,000)
Number of Shares, Outstanding, Ending balance		36,554,822
Series B Common Stock [Member]
Class of Warrant or Right [Line Items]
Warrants, Issued		20,000,000
Warrants, Exercised		(16,754,822)
Warrants, Forfeited/Cancelled		(3,245,178)
Placement Agent [Member]
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance	666,666
Warrants, Issued		666,666
Warrants, Exchanged	(666,666)
Number of Shares, Outstanding, Ending balance		666,666
YKA Loan [Member]
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance		1,400,000						1,400,000
Warrants, Forfeited/Cancelled		(1,400,000)
Number of Shares, Outstanding, Ending balance								1,400,000
Bio Time [Member]
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance			30,000
Warrants, Forfeited/Cancelled			(30,000)
Bridge Loan & Non-cash Grants [Member]
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance			1,317,921
Warrants, Forfeited/Cancelled			(1,317,921)
Brookstreet [Member]
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance			1,721,629
Warrants, Forfeited/Cancelled			(1,721,629)
Skin Care Marketing [Member]
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance								200,000
Number of Shares, Outstanding, Ending balance	200,000	200,000	200,000					200,000
Jan 2013 Financing [Member]
Class of Warrant or Right [Line Items]
Warrants, Issued		5,062,500
Number of Shares, Outstanding, Ending balance	5,062,500	5,062,500
Mar 2013 Financing [Member]
Class of Warrant or Right [Line Items]
Warrants, Issued		2,500,000
Number of Shares, Outstanding, Ending balance	2,500,000	2,500,000
Minimum [Member]
Class of Warrant or Right [Line Items]
Weighted Average Exercise Price, Outstanding, Beginning balance		0.250	0.25
Weighted Average Exercise Price, Issued		0.150
Weighted Average Exercise Price, Exercised		0.145	0.56
Weighted Average Exercise Price, Forfeited/Cancelled		0.150
Weighted Average Exercise Price, Outstanding, Ending balance	0.145	0.145	0.250
Maximum [Member]
Class of Warrant or Right [Line Items]
Weighted Average Exercise Price, Outstanding, Beginning balance	2.000	2.000	2.00
Weighted Average Exercise Price, Issued		0.200
Weighted Average Exercise Price, Exercised		0.150	0.80
Weighted Average Exercise Price, Exchanged	0.150
Weighted Average Exercise Price, Forfeited/Cancelled		0.250
Weighted Average Exercise Price, Outstanding, Ending balance	2.000	2.000	2.000
Weighted Average [Member]
Class of Warrant or Right [Line Items]
Weighted Average Exercise Price, Outstanding, Beginning balance	0.166	0.336	0.49
Weighted Average Exercise Price, Issued		0.156
Weighted Average Exercise Price, Exercised		0.147	0.66
Weighted Average Exercise Price, Exchanged	0.150
Weighted Average Exercise Price, Forfeited/Cancelled		0.198
Weighted Average Exercise Price, Outstanding, Ending balance	0.240	0.166	0.336